                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of  Operations / CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


    /s/ Chris Crawford             New York, NY                5/15/2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
--------------------     ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 15,080,515

Form 13F Information Table Value Total: 279,019
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number     Name

            28-
----------  --------------------     ---------------------------------------
[Repeat as necessary.]

                                      Title of                                 SH/ PUT/ Investment   Other   Voting Voting Voting
SECURITY                               Class        CUSIP    Value    Shares   PRN CALL Discretion Managers   Sole  Shared  None
--------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS USD COM               COM             002824100    3146      65950  SH         Sole                   0      0  65950
AIRTRAN HOLDINGS INC              COM             00949P108     457     100522  SH         Sole              100522      0      0
ALASKA AIRLINES STK               COM             011659109     329      18743  SH         Sole               18743      0      0
ALLEGIANT TRAVEL CO               COM             01748X102     588      12945  SH         Sole               12945      0      0
AMR CORP USD COM                  COM             001765106     335     105000  SH         Sole                   0      0 105000
BAKER HUGHES INC USD COM          COM             057224107     714      25000  SH         Sole                   0      0  25000
BANK OF AMERICA CORP              COM             060505104     939     137648  SH         Sole              137648      0      0
BANK OF NEW YORK MELLON CORP      COM             064058100    2880     101885  SH         Sole                   0      0 101885
BROADCOM CORP USD COM             CL A            111320107    2120     106100  SH         Sole                   0      0 106100
CANADIAN SOLAR INC                COM             136635109     678     113300  SH         Sole              113300      0      0
CATERPILLAR INC USD COM           COM             149123101    2294      82000  SH         Sole                   0      0  82000
CEMEX SA ADR                      SPON ADR NEW    151290889    3350     536000  SH         Sole              536000      0      0
CENTEX STK                        COM             152312104    1261     168187  SH         Sole              168187      0      0
CHAMPION ENTR STK                 COM             158496109      50     104598  SH         Sole              104598      0      0
CISCO SYSTEMS INC USD COM         COM             17275R102    4905     292500  SH         Sole                   0      0 292500
CITIGROUP INC                     COM             172967101    1424     563056  SH         Sole              472056      0  91000
CONTINENTAL AIRLINES INC CL-B USD
COM                               CL B            210795308    1009     114700  SH         Sole                   0      0 114700
D.R. HORTON INC                   COM             23331A109    3869     398867  SH         Sole              398867      0      0
DEERE  &  CO COM                  COM             244199105    3057      93000  SH         Sole                   0      0  93000
DELL INC USD COM                  COM             24702R101     606      64000  SH         Sole                   0      0  64000
DESARROLLADORA HOMEX-ADR          SPONSORED ADR   25030W100     715      54000  SH         Sole               54000      0      0
DISCOVER FINANCIAL                COM             254709108     630      99878  SH         Sole                   0      0  99878
DU PONT DE NEMOURS  &  CO  E.I.
USD.30                            COM             263534109    1625      72750  SH         Sole                   0      0  72750
EMC CORP USD COM                  COM             268648102    3021     265000  SH         Sole                   0      0 265000
ESTEE LAUDER CO INC USD CL-A COM  COM             518439104     664      26924  SH         Sole                   0      0  26924
FREEPORT-MCMORAN COPPER & GOLD    COM             35671D857     762      20000  SH         Sole                   0      0  20000
GENERAL ELECTRIC CO USD COM       COM             369604103    2477     245100  SH         Sole                   0      0 245100
GENZYME CORP COMMON               COM             372917104     574       9670  SH         Sole                   0      0   9670
GOLDMAN SACHS GROUP INC           COM             38141G104    5734      54083  SH         Sole               54083      0      0
GOOGLE INC CL A                   CL A            38259P508    3706      10650  SH         Sole                   0      0  10650
HAWAIIAN HOLDINGS INC             COM             419879101     306      82090  SH         Sole               82090      0      0
HOVNANIAN ENTERPRISES - A         CL A            442487203     130      83585  SH         Sole               83585      0      0
INGERSOLL-RAND CO -A              CL A            G4776G101     540      39100  SH         Sole               39100      0      0
INTEL CORP USD COM                COM             458140100    3326     221000  SH         Sole                   0      0 221000
INTERNATIONAL BUSINESS MACHINES
CORP USD COM                      COM             459200101    1937      20000  SH         Sole                   0      0  20000
IPATH MSCI INDIA INDEX ETN        IPMS INDIA ETN  06739F291    3823     126000  SH         Sole              126000      0      0
ISHARES EMERGING MKT              MSCI EMERG MKT  464287234    7260     292605  SH         Sole              292605      0      0
ISHARES FTSE/XINHUA CHINA 25      FTSE XNHUA IDX  464287184    7986     280000  SH         Sole              280000      0      0
ISHARES MSCI JAPAN INDEX          MSCI JAPAN      464286848   10046    1270000  SH         Sole             1270000      0      0
ISHARES MSCI MEXICO               MSCI MEX INVEST 464286822   11967     441580  SH         Sole              441580      0      0
ISHARES MSCI PACIFIC EX JAPAN
INDEX ETF                         MSCI PAC J IDX  464286665    2463     100000  SH         Sole                   0      0 100000
ISHARES MSCI SOUTH KOREA INDEX    MSCI S KOREA    464286772    2408      84585  SH         Sole               84585      0      0
ISHARES MSCI TURKEY INDEX FD      MSCI TURKEY FD  464286715     241      10000  SH         Sole               10000      0      0
JA SOLAR HOLDINGS CO LTD-ADS      SPON ADR        466090107     662     196400  SH         Sole              196400      0      0
JETBLUE AIRWAYS CORP              COM             477143101     487     133554  SH         Sole              133554      0      0
JOHNSON  &  JOHNSON USD COM       COM             478160104    5432     103260  SH         Sole                   0      0 103260
JP MORGAN CHASE & CO              COM             46625H100    2049      77023  SH         Sole               35048      0  41975
JUNIPER NETWORKS INC USD COM      COM             48203R104     524      34800  SH         Sole                   0      0  34800
KB HOME                           COM             48666K109    1462     110928  SH         Sole              110928      0      0
LDK SOLAR CO LTD - ADR            SPONSORED ADR   50183L107     597      94100  SH         Sole               94100      0      0
LENNAR CORP                       CL A            526057104    1110     147800  SH         Sole              147800      0      0
M I HOMES INC                     COM             55305B101     134      19118  SH         Sole               19118      0      0
MARKET VECTORS RUSSIA ETF         RUSSIA ETF      57060U506    5504     391700  SH         Sole              391700      0      0
MDC HOLDINGS STK                  COM             552676108    1730      55552  SH         Sole               55552      0      0
MERCK  &  CO INC USD COM          COM             589331107    3822     142800  SH         Sole                   0      0 142800
MERITAGE CORPORATION              COM             59001A102     478      41896  SH         Sole               41896      0      0

                                  1st_Qtr_2009

MERRILL LYNCH BIOTECH HOLDERS TR
DEPOSITARY RECEIPTS REPR 20       DEPOSTRY RCPTS  09067D201    1750      10000  SH         Sole                   0      0  10000
MICROSOFT CORP USD COM            COM             594918104    3893     211900  SH         Sole                   0      0 211900
MOBILE TELESYSTEMS- SP ADR        SPONSORED ADR   607409109    3609     120600  SH         Sole              120600      0      0
MORGAN STANLEY                    COM NEW         617446448   11497     504926  SH         Sole              126137      0 378789
MORGAN STANLEY CHINA A SHARE      COM             617468103    3010     101600  SH         Sole              101600      0      0
NVR INC                           COM             62944T105    3183       7441  SH         Sole                7441      0      0
OIL SERVICE HOLDRS TRUST          DEPOSTRY RCPT   678002106   18135     245000  SH         Sole              245000      0      0
PARKER-HANNIFIN CORP USD COM      COM             701094104    1969      57960  SH         Sole                   0      0  57960
PEPSICO INC USD COM               COM             713448108     927      18000  SH         Sole                   0      0  18000
PFIZER INC USD COM                COM             717081103    3371     247600  SH         Sole                   0      0 247600
PLUM CREEK TIMBER CO INC USD COM  COM             729251108    2617      90000  SH         Sole                   0      0  90000
POTASH CORP OF SASKATCHEWAN CAD
COM (USD)                         COM             73755L107    4080      50500  SH         Sole                   0      0  50500
POWERSHARES QQQ NASDAQ 100
(NASDAQ)                          UNIT SER 1      73935A104   56698    1870000  SH         Sole             1570000      0 300000
POWERSHARES WINDERHILL CLEAN ENE  WNDRHLL CLN EN  73935X500    1681     221200  SH         Sole                   0      0 221200
PROCTER  &  GAMBLE CO USD COM     COM             742718109     655      13890  SH         Sole                   0      0  13890
PULTE HOMES INC                   COM             745867101    3462     316725  SH         Sole              316725      0      0
REPUBLIC AIRWAYS HOLDINGS IN      COM             760276105     287      44355  SH         Sole               44355      0      0
RYLAND GROUP STK                  COM             783764103     965      57906  SH         Sole               57906      0      0
SCHLUMBERGER LTD CURACAO USD COM  COM             806857108    5707     140500  SH         Sole                   0      0 140500
SKYLINE STK                       COM             830830105     193      10155  SH         Sole               10155      0      0
SKYWEST                           COM             830879102     500      40219  SH         Sole               40219      0      0
SOLARFUN POWER HOLD-SPON ADR      SPONSORED ADR   83415U108     611     145800  SH         Sole              145800      0      0
SOUTHWEST AIRLS STK               COM             844741108    1407     222305  SH         Sole              222305      0      0
STANDARD PACIFIC STK              COM             85375C101     116     131853  SH         Sole              131853      0      0
SUNTECH POWER HOLDINGS-ADR        ADR             86800C104     746      63800  SH         Sole               63800      0      0
THOMAS  &  BETTS CORP USD COM     COM             884315102     517      20665  SH         Sole                   0      0  20665
TOLL BROTHERS STK                 COM             889478103    3524     194034  SH         Sole              194034      0      0
TRINA SOLAR LTD-SPON ADR          SPON ADR        89628E104     610      58500  SH         Sole               58500      0      0
UNION PACIFIC CORP USD COM        COM             907818108     329       8000  SH         Sole                   0      0   8000
UNITED PARCEL SERVICE OF AMERICA
INC CL-B USD COM                  CL B            911312106     394       8000  SH         Sole                   0      0   8000
UNITED TECHNOLOGIES CORP USD COM  COM             913017109    2579      60000  SH         Sole                   0      0  60000
US AIRWAYS GROUP INC              COM             90341W108     271     106944  SH         Sole              106944      0      0
VIMPEL COMMUNICATIONS ADR         SPONSORED ADR   68370R109    3312     506500  SH         Sole              506500      0      0
WAL MART STORES INC USD COM       COM             931142103    1042      20000  SH         Sole                   0      0  20000
WEATHERFORD INTERNATIONAL LTD     REG             H27013103    3288     297000  SH         Sole                   0      0 297000
WELLS FARGO & COMPANY             COM             949746101     823      57827  SH         Sole               57827      0      0
WHITNEY HOLDING CORP USD COM      COM             966612103     192      16778  SH         Sole                   0      0  16778
YINGLI GREEN ENERGY HOLD-ADR      ADR             98584B103     726     120500  SH         Sole              120500      0      0
                                                            279,019 15,080,515


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